Expected credit loss measurement - ECL for the period (Narrative) (Detail 2) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 12, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 740	$ 38	$ 7	$ 778	$ 25
Total ECL allowances and provisions	$ (1,868)	(1,121)		(1,868)			$ (1,091)
Mild debt crisis
Disclosure Of Provision Matrix [Line Items]
Scenario weights	15.00%
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 10	16	35	26	57
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	5	15	(3)	20	(10)
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	7	(28)	8	(24)
Group Functions - Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	2	0	$ 2
Credit Suisse
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	724
Credit Suisse | Post-model adjustment
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	102			102
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	644	26	16
Total ECL allowances and provisions	1,199			1,199
Stage 1 and 2 positions | Post-model adjustment
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	131	128		$ 131
Stage 1 and 2 positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(11)	15	26
Stage 1 and 2 positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(4)	15	(8)
Stage 1 and 2 positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	5	(5)	(2)
Stage 1 and 2 positions | Group Functions - Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Stage 1 and 2 positions | Credit Suisse
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	654
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	77	12	(9)
Stage 3 positions | Credit Suisse
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions						$ 1,100
Stage 3 positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	21	0	8
Stage 3 positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	9	0	6
Stage 3 positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(4)	12	(26)
Stage 3 positions | Group Functions - Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	$ 0	$ 2
Stage 3 positions | Credit Suisse
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	51
Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	19
Purchased credit-impaired (PCI) | Credit Suisse
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 19